Other Borrowings - Schedule of Federal Home Loan Bank Advances (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Federal Home Loan Bank, Advances [Line Items]
Federal home loan bank maturity year	2029
Federal home loan bank advances weighted fixed interest rate	2.54%
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal home loan bank advances fixed interest rate	2.10%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal home loan bank advances fixed interest rate	2.91%